Plant and equipment, net	12 Months Ended
Dec. 31, 2011
Plant and equipment, net

Note 8 - Plant and equipment, net

Plant and equipment consisted of the following as of December 31, 2011 and 2010:

	2011	2010
Buildings and improvements	$-	$10,909,066
Machinery and equipment	434,301	8,447,292
Vehicles and office equipment	-	401,213
Construction in progress	-	89,744
Total	434,301	19,847,315

Less: accumulated depreciation	(216,715)	(2,961,018)
Plant and equipment, net	$217,586	$16,886,297

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $1,368,780, $1,506,093 and $605,522, respectively.

For the years ended December 31, 2011, 2010 and 2009, interest expense of approximately $8,326, $254,118 and $175,932, respectively, were capitalized into construction in progress.